Average Annual Total Returns{- Fidelity Freedom® 2010 Fund} - 03.31 Fidelity Freedom Funds Combo PRO - Class K-08 - Fidelity Freedom® 2010 Fund	Fidelity Freedom 2010 Fund - Class K Return Before Taxes Past 1 year	Fidelity Freedom 2010 Fund - Class K Return Before Taxes Since Inception		LB001 Past 1 year	LB001 Since Inception		F0201 Past 1 year	F0201 Since Inception
Total	11.19%	7.34%	[1]	7.51%	4.86%	[1]	10.42%	7.57%	[1]

[1]	(a)From July 20, 2017